Fair Value Of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	$ 42,846	$ 41,300
Restricted Cash Fair Value Disclosure	21,163	32,214
Ship mortgage notes and premium Fair Value Disclosure	482,275	385,088
Other Long-term debt Fair Value Disclosure	487,493	338,383
Loans due to related party Fair Value Disclosure	35,000	40,000
Due to related parties, long term Fair Value Disclosure	57,701
Fair Value Inputs Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	42,846
Restricted Cash Fair Value Disclosure	21,163
Ship mortgage notes and premium Fair Value Disclosure	482,275
Fair Value Inputs Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other Long-term debt Fair Value Disclosure	487,493
Loans due to related party Fair Value Disclosure	35,000
Due to related parties, long term Fair Value Disclosure	$ 57,701